Provisions (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Provisions
As at January 1	£ 620	£ 256
Additions	511	356
Unwinding of discount	8	8
As at December 31	1,139	620
Tax and social security
Provisions
As at January 1	504	148
Additions	511	356
Unwinding of discount	0
As at December 31	1,015	504
Dilapidation Provision
Provisions
As at January 1	116	108
Additions	0
Unwinding of discount	8	8
As at December 31	£ 124	£ 116